Document And Entity Information	Sep. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	MID-AMERICA APARTMENT COMMUNITIES, INC.
Entity Central Index Key	0000912595
Entity Emerging Growth Company	false
Entity File Number	001-12762
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1543819
Entity Address, Address Line One	6815 Poplar Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Germantown
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38138
City Area Code	901
Local Phone Number	682-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol(s)	MAA
Security Exchange Name	NYSE
Cumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	8.50% Series I Cumulative Redeemable Preferred Stock, $.01 par value per share
Trading Symbol(s)	MAAI
Security Exchange Name	NYSE
Limited Partner [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	MID-AMERICA APARTMENTS, L.P.
Entity File Number	333-190028-01
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1543816